Shareholder Report, Holdings (Details) - SonicShares Global Shipping ETF	Sep. 30, 2025
SITC International Holdings Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
AP Moller - Maersk A/S - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Frontline PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Orient Overseas International Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Kawasaki Kisen Kaisha Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
COSCO SHIPPING Holdings Co. Ltd. - Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Hafnia Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
HMM Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Mitsui OSK Lines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Wallenius Wilhelmsen ASA - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Matson, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%